UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2024

MARTIN CURRIE

EMERGING MARKETS FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Martin Currie Emerging Markets Fund for the six-month reporting period ended March 31, 2024. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2024

II	Martin Currie Emerging Markets Fund

Performance review

For the six months ended March 31, 2024, Class I shares of Martin Currie Emerging Markets Fund returned 9.18%. The Fund’s unmanaged benchmark, the MSCI Emerging Markets Index (NR)i, returned 10.42% for the same period.

Performance Snapshot as of March 31, 2024 (unaudited)
(excluding sales charges)	6 months
Martin Currie Emerging Markets Fund:
Class A	8.90%[1]
Class C	8.61%[2]
Class FI	9.01%[2]
Class I	9.18%[2]
Class IS	9.25%[2]
MSCI Emerging Markets Index (NR)	10.42%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 31, 2024, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.25%, 1.89%, 1.21%, 0.93% and 0.81%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at September 30, 2023 and March 31, 2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

[2]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at March 31, 2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

Martin Currie Emerging Markets Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2024

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Fund may be significantly overweight or underweight in certain companies, industries or market sectors, which may cause the Fund’s performance to be more sensitive to developments affecting those companies, industries or sectors. International investments are subject to special risks, including currency fluctuations, as well as social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund’s environmental, social and governance (“ESG”) investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, may underperform funds that are not subject to such criteria. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds screened for different ESG standards. In addition, the subadviser may be unsuccessful in creating a portfolio composed of companies that exhibit positive ESG characteristics. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund. As a non-diversified fund, the Fund can invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. In addition to the Fund’s operating expenses, the Fund will indirectly bear the operating expenses of any underlying funds it invests in. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the

IV	Martin Currie Emerging Markets Fund

security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The MSCI Emerging Markets Index (NR) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.

Martin Currie Emerging Markets Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2024 and September 30, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Martin Currie Emerging Markets Fund 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2023 and held for the six months ended March 31, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]		Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	8.90	[4]%	$1,000.00	$1,089.00	1.31%	$6.84	Class A	5.00%	$1,000.00	$1,018.45	1.31%	$6.61
Class C	8.61	[5]	1,000.00	1,086.10	1.92	10.01	Class C	5.00	1,000.00	1,015.40	1.92	9.67
Class FI	9.01	[5]	1,000.00	1,090.10	1.25	6.53	Class FI	5.00	1,000.00	1,018.75	1.25	6.31
Class I	9.18	[5]	1,000.00	1,091.80	0.95	4.97	Class I	5.00	1,000.00	1,020.25	0.95	4.80
Class IS	9.25	[5]	1,000.00	1,092.50	0.84	4.39	Class IS	5.00	1,000.00	1,020.80	0.84	4.24

2	Martin Currie Emerging Markets Fund 2024 Semi-Annual Report

[1]	For the six months ended March 31, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

[4]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at September 30, 2023 and March 31, 2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

[5]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at March 31, 2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

Martin Currie Emerging Markets Fund 2024 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2024

Martin Currie Emerging Markets Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 100.0%
Communication Services — 7.7%
Diversified Telecommunication Services — 1.0%
Telkom Indonesia Persero Tbk PT	21,989,400	$4,836,470	(a)
Interactive Media & Services — 6.7%
NAVER Corp.	27,829	3,873,838	*(a)
Tencent Holdings Ltd.	784,100	30,540,651	(a)
Total Interactive Media & Services		34,414,489
Total Communication Services		39,250,959
Consumer Discretionary — 12.5%
Automobile Components — 1.1%
Minth Group Ltd.	3,650,000	5,773,085	(a)
Automobiles — 2.0%
Maruti Suzuki India Ltd.	68,005	10,294,697	(a)
Broadline Retail — 4.9%
Alibaba Group Holding Ltd.	303,640	2,745,766	(a)
Alibaba Group Holding Ltd., ADR	166,929	12,078,982
JD.com Inc., ADR	160,327	4,391,357
JD.com Inc., Class A Shares	37,371	512,614	(a)
MercadoLibre Inc.	3,590	5,427,936	*
Total Broadline Retail		25,156,655
Hotels, Restaurants & Leisure — 1.6%
Meituan, Class B Shares	667,500	8,239,683	*(a)
Textiles, Apparel & Luxury Goods — 2.9%
Titan Co. Ltd.	324,038	14,812,458	(a)
Total Consumer Discretionary		64,276,578
Consumer Staples — 2.8%
Consumer Staples Distribution & Retail — 2.1%
Robinsons Retail Holdings Inc.	2,592,655	1,722,595
Wal-Mart de Mexico SAB de CV	2,189,400	8,814,278	(a)
Total Consumer Staples Distribution & Retail		10,536,873
Personal Care Products — 0.7%
Proya Cosmetics Co. Ltd., Class A Shares	267,100	3,547,068	(a)
Total Consumer Staples		14,083,941
Energy — 4.9%
Oil, Gas & Consumable Fuels — 4.9%
Cosan SA	2,617,452	8,438,848
Reliance Industries Ltd.	470,028	16,807,350	(a)
Total Energy		25,246,198

See Notes to Financial Statements.

4	Martin Currie Emerging Markets Fund 2024 Semi-Annual Report

Martin Currie Emerging Markets Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Financials — 23.9%
Banks — 19.6%
Al Rajhi Bank	458,229	$10,158,306	(a)
Bank Negara Indonesia Persero Tbk PT	14,904,600	5,548,489	(a)
Bank Rakyat Indonesia Persero Tbk PT	29,556,500	11,301,665	(a)
Capitec Bank Holdings Ltd.	58,997	6,525,091	(a)
China Merchants Bank Co. Ltd., Class H Shares	2,244,500	8,896,115	(a)
Credicorp Ltd.	25,766	4,365,533
Grupo Financiero Banorte SAB de CV, Class O Shares	1,057,200	11,228,942	(a)
HDFC Bank Ltd., ADR	310,124	17,357,640
ICICI Bank Ltd., ADR	634,917	16,768,158
Kotak Mahindra Bank Ltd.	382,354	8,214,503	(a)
Total Banks		100,364,442
Capital Markets — 1.3%
B3 SA - Brasil Bolsa Balcao	2,692,800	6,442,876
Insurance — 3.0%
AIA Group Ltd.	1,226,800	8,252,161	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	1,726,000	7,328,046	(a)
Total Insurance		15,580,207
Total Financials		122,387,525
Health Care — 2.9%
Health Care Equipment & Supplies — 0.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A Shares	63,200	2,461,210	(a)
Health Care Providers & Services — 1.4%
Dr Sulaiman Al Habib Medical Services Group Co.	39,768	3,323,638	(a)
Odontoprev SA	1,664,700	4,069,311
Total Health Care Providers & Services		7,392,949
Life Sciences Tools & Services — 0.4%
Wuxi Biologics Cayman Inc.	1,268,500	2,320,545	*(a)
Pharmaceuticals — 0.6%
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H Shares	1,785,000	2,921,663	(a)
Total Health Care		15,096,367
Industrials — 4.5%
Electrical Equipment — 3.3%
Contemporary Amperex Technology Co. Ltd., Class A Shares	260,760	6,860,805	(a)
LG Energy Solution Ltd.	4,103	1,203,851	*(a)
WEG SA	1,160,100	8,861,393
Total Electrical Equipment		16,926,049

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Martin Currie Emerging Markets Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Machinery — 1.2%
Shenzhen Inovance Technology Co. Ltd., Class A Shares	742,700	$6,291,029	(a)
Total Industrials		23,217,078
Information Technology — 33.3%
Electronic Equipment, Instruments & Components — 2.5%
Delta Electronics Inc.	737,367	7,856,708	(a)
Samsung SDI Co. Ltd.	13,898	4,862,364	(a)
Total Electronic Equipment, Instruments & Components		12,719,072
IT Services — 4.2%
EPAM Systems Inc.	13,754	3,798,304	*
Globant SA	47,942	9,679,490	*
Tata Consultancy Services Ltd.	172,092	8,031,870	(a)
Total IT Services		21,509,664
Semiconductors & Semiconductor Equipment — 16.8%
Globalwafers Co. Ltd.	426,000	7,720,406	(a)
SK Hynix Inc.	186,701	25,378,855	(a)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	359,424	48,899,635
Xinyi Solar Holdings Ltd.	5,422,000	4,210,147	(a)
Total Semiconductors & Semiconductor Equipment		86,209,043
Technology Hardware, Storage & Peripherals — 9.8%
Samsung Electronics Co. Ltd.	823,344	50,394,463	(a)
Total Information Technology		170,832,242
Materials — 7.5%
Chemicals — 3.3%
Asian Paints Ltd.	178,530	6,092,757	(a)
LG Chem Ltd.	20,289	6,616,060	(a)
Orbia Advance Corp. SAB de CV	1,930,625	4,039,928	(a)
Total Chemicals		16,748,745
Construction Materials — 1.4%
UltraTech Cement Ltd.	62,585	7,328,890	(a)
Metals & Mining — 2.8%
Antofagasta PLC	550,899	14,150,400	(a)
Total Materials		38,228,035
Total Investments before Short-Term Investments (Cost — $475,980,381)		512,618,923

See Notes to Financial Statements.

6	Martin Currie Emerging Markets Fund 2024 Semi-Annual Report

Martin Currie Emerging Markets Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 0.2%
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares (Cost — $1,100,612)	5.189%	1,100,612	$1,100,612	(b)(c)
Total Investments — 100.2% (Cost — $477,080,993)			513,719,535
Liabilities in Excess of Other Assets — (0.2)%			(1,235,565)
Total Net Assets — 100.0%			$512,483,970

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $1,100,612 and the cost was $1,100,612 (Note 8).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

Summary of Investments by Country#
China	21.2%
India	20.6
South Korea	18.0
Taiwan	12.6
Brazil	6.5
Mexico	4.7
Indonesia	4.2
Chile	2.8
Saudi Arabia	2.6
United States	2.6
Hong Kong	1.6
South Africa	1.3
Peru	0.8
Philippines	0.3
Short-Term Investments	0.2
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2024 and are subject to change.

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2024 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

March 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $475,980,381)	$512,618,923
Investments in affiliated securities, at value (Cost — $1,100,612)	1,100,612
Foreign currency, at value (Cost — $373,532)	372,796
Cash	100,000
Dividends receivable from unaffiliated investments	1,015,313
Receivable for Fund shares sold	307,814
Dividends receivable from affiliated investments	5,189
Prepaid expenses	12,817
Total Assets	515,533,464

Liabilities:
Accrued foreign capital gains tax	1,729,138
Payable for Fund shares repurchased	676,970
Investment management fee payable	335,428
Transfer agent fees payable	191,548
Trustees’ fees payable	10,462
Service and/or distribution fees payable	4,980
Accrued expenses	100,968
Total Liabilities	3,049,494
Total Net Assets	$512,483,970

Net Assets:
Par value (Note 7)	$411
Paid-in capital in excess of par value	651,857,769
Total distributable earnings (loss)	(139,374,210)
Total Net Assets	$512,483,970

See Notes to Financial Statements.

8	Martin Currie Emerging Markets Fund 2024 Semi-Annual Report

Net Assets:
Class A	$6,911,876
Class C	$3,984,767
Class FI	$423,339
Class I	$334,271,689
Class IS	$166,892,299

Shares Outstanding:
Class A	560,924
Class C	329,743
Class FI	34,121
Class I	26,844,693
Class IS	13,354,853

Net Asset Value:
Class A (and redemption price)	$12.32
Class C*	$12.08
Class FI (and redemption price)	$12.41
Class I (and redemption price)	$12.45
Class IS (and redemption price)	$12.50
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$13.04

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2024 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended March 31, 2024

Investment Income:
Dividends from unaffiliated investments	$3,406,544
Dividends from affiliated investments	5,189
Less: Foreign taxes withheld	(478,746)
Total Investment Income	2,932,987

Expenses:
Investment management fee (Note 2)	1,947,690
Transfer agent fees (Notes 2 and 5)	217,802
Registration fees	56,787
Fund accounting fees	45,091
Service and/or distribution fees (Notes 2 and 5)	35,048
Interest expense	23,961
Audit and tax fees	21,704
Trustees’ fees	21,070
Legal fees	18,779
Shareholder reports	13,180
Custody fees	6,643
Commitment fees (Note 9)	2,532
Insurance	2,409
Miscellaneous expenses	12,182
Total Expenses	2,424,878
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(3,176)
Net Expenses	2,421,702
Net Investment Income	511,285

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(54,043,300)	†
Foreign currency transactions	(172,640)
Net Realized Loss	(54,215,940)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	99,626,139	‡
Foreign currencies	(13,980)
Change in Net Unrealized Appreciation (Depreciation)	99,612,159
Net Gain on Investments and Foreign Currency Transactions	45,396,219
Increase in Net Assets From Operations	$45,907,504

†	Net of foreign capital gains tax of $670,888.
‡	Net of change in accrued foreign capital gains tax of $455,397.

See Notes to Financial Statements.

10	Martin Currie Emerging Markets Fund 2024 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2024 (unaudited) and the Year Ended September 30, 2023	2024	2023

Operations:
Net investment income	$511,285	$7,981,038
Net realized loss	(54,215,940)	(44,342,829)
Change in net unrealized appreciation (depreciation)	99,612,159	88,743,188
Increase in Net Assets From Operations	45,907,504	52,381,397

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,500,062)	(3,900,048)
Decrease in Net Assets From Distributions to Shareholders	(6,500,062)	(3,900,048)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	92,502,314	324,778,418
Reinvestment of distributions	5,333,579	3,517,322
Cost of shares repurchased	(223,630,485)	(300,363,364)
Increase (Decrease) in Net Assets From Fund Share Transactions	(125,794,592)	27,932,376
Increase (Decrease) in Net Assets	(86,387,150)	76,413,725

Net Assets:
Beginning of period	598,871,120	522,457,395
End of period	$512,483,970	$598,871,120

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2024 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$11.38	$10.47	$16.10	$13.86	$12.02	$11.70

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.12	0.07	0.03	0.06	0.36
Net realized and unrealized gain (loss)	1.07	0.84	(5.69)	2.26	2.09	0.06
Total income (loss) from operations	1.06	0.96	(5.62)	2.29	2.15	0.42

Less distributions from:
Net investment income	(0.12)	(0.05)	(0.01)	(0.05)	(0.31)	(0.10)
Total distributions	(0.12)	(0.05)	(0.01)	(0.05)	(0.31)	(0.10)

Net asset value, end of period	$12.32	$11.38	$10.47	$16.10	$13.86	$12.02
Total return[3]	9.35%	9.08%	(34.88)%	16.55%	18.05%	3.68%

Net assets, end of period (000s)	$6,912	$5,812	$5,894	$3,497	$646	$201

Ratios to average net assets:
Gross expenses	1.41%[4]	1.26%[5]	1.23%	1.22%	1.36%	1.32%[5]
Net expenses[6]	1.31 [4,7]	1.26 [5]	1.23 [7]	1.21 [7]	1.27 [7]	1.18 [5,7]
Net investment income (loss)	(0.13) [4]	0.98	0.54	0.16	0.51	3.08

Portfolio turnover rate	9%	17%	25%	23%	21%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	Martin Currie Emerging Markets Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$11.12	$10.25	$15.87	$13.72	$11.96	$11.68

Income (loss) from operations:
Net investment income (loss)	(0.05)	0.04	(0.03)	(0.10)	(0.01)	0.30
Net realized and unrealized gain (loss)	1.05	0.83	(5.59)	2.25	2.05	0.04
Total income (loss) from operations	1.00	0.87	(5.62)	2.15	2.04	0.34

Less distributions from:
Net investment income	(0.04)	—	—	—	(0.28)	(0.06)
Total distributions	(0.04)	—	—	—	(0.28)	(0.06)

Net asset value, end of period	$12.08	$11.12	$10.25	$15.87	$13.72	$11.96
Total return[3]	8.97%	8.49%	(35.37)%	15.60%	17.20%	2.95%

Net assets, end of period (000s)	$3,985	$6,439	$3,028	$3,792	$931	$136

Ratios to average net assets:
Gross expenses	1.92%[4]	1.90%[5]	1.96%	1.97%	2.07%	2.07%[5]
Net expenses[6]	1.92 [4]	1.90 [5]	1.96 [7]	1.97 [7]	1.98 [7]	1.93 [5,7]
Net investment income (loss)	(0.81) [4]	0.37	(0.19)	(0.61)	(0.08)	2.55

Portfolio turnover rate	9%	17%	25%	23%	21%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2024 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$11.44	$10.50	$16.13	$13.88	$12.02	$11.70

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.09	0.07	0.01	0.05	0.27
Net realized and unrealized gain (loss)	1.09	0.88	(5.70)	2.27	2.09	0.13
Total income (loss) from operations	1.08	0.97	(5.63)	2.28	2.14	0.40

Less distributions from:
Net investment income	(0.11)	(0.03)	—	(0.03)	(0.28)	(0.08)
Total distributions	(0.11)	(0.03)	—	(0.03)	(0.28)	(0.08)

Net asset value, end of period	$12.41	$11.44	$10.50	$16.13	$13.88	$12.02
Total return[3]	9.46%	9.20%	(34.90)%	16.44%	17.95%	3.48%

Net assets, end of period (000s)	$423	$561	$949	$2,220	$652	$416

Ratios to average net assets:
Gross expenses	1.25%[4]	1.22%[5]	1.27%	1.27%[5]	1.41%[5]	1.43%[5]
Net expenses[6]	1.25 [4]	1.22 [5]	1.27 [7]	1.26 [5,7]	1.30 [5,7]	1.30 [5,7]
Net investment income (loss)	(0.11) [4]	0.79	0.48	0.07	0.39	2.35

Portfolio turnover rate	9%	17%	25%	23%	21%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Martin Currie Emerging Markets Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$11.51	$10.57	$16.23	$13.96	$12.09	$11.76

Income (loss) from operations:
Net investment income	0.01	0.15	0.12	0.07	0.12	0.45
Net realized and unrealized gain (loss)	1.08	0.86	(5.75)	2.29	2.08	(0.01) [3]
Total income (loss) from operations	1.09	1.01	(5.63)	2.36	2.20	0.44

Less distributions from:
Net investment income	(0.15)	(0.07)	(0.03)	(0.09)	(0.33)	(0.11)
Total distributions	(0.15)	(0.07)	(0.03)	(0.09)	(0.33)	(0.11)

Net asset value, end of period	$12.45	$11.51	$10.57	$16.23	$13.96	$12.09
Total return[4]	9.53%	9.47%	(34.69)%	16.88%	18.34%	3.85%

Net assets, end of period (000s)	$334,272	$426,542	$357,980	$365,083	$49,830	$14,207

Ratios to average net assets:
Gross expenses	0.95%[5]	0.95%[6]	0.96%	0.95%[6]	1.09%[6]	1.14%[6]
Net expenses[7]	0.95 [5]	0.95 [6]	0.95 [8]	0.95 [6,8]	0.95 [6,8]	0.95 [6,8]
Net investment income	0.17 [5]	1.23	0.84	0.43	0.98	3.86

Portfolio turnover rate	9%	17%	25%	23%	21%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2024 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$11.56	$10.62	$16.29	$14.01	$12.12	$11.78

Income (loss) from operations:
Net investment income	0.02	0.16	0.13	0.08	0.11	0.33
Net realized and unrealized gain (loss)	1.09	0.86	(5.76)	2.29	2.12	0.12
Total income (loss) from operations	1.11	1.02	(5.63)	2.37	2.23	0.45

Less distributions from:
Net investment income	(0.17)	(0.08)	(0.04)	(0.09)	(0.34)	(0.11)
Total distributions	(0.17)	(0.08)	(0.04)	(0.09)	(0.34)	(0.11)

Net asset value, end of period	$12.50	$11.56	$10.62	$16.29	$14.01	$12.12
Total return[3]	9.68%	9.62%	(34.66)%	16.94%	18.54%	3.95%

Net assets, end of period (millions)	$167	$160	$155	$228	$171	$143

Ratios to average net assets:
Gross expenses	0.84%[4]	0.82%[5]	0.85%[5]	0.86%	0.94%[5]	0.97%[5]
Net expenses[6]	0.84 [4]	0.82 [5]	0.85 [5,7]	0.85 [7]	0.85 [5,7]	0.85 [5,7]
Net investment income	0.31 [4]	1.29	0.90	0.44	0.88	2.84

Portfolio turnover rate	9%	17%	25%	23%	21%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Martin Currie Emerging Markets Fund 2024 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Martin Currie Emerging Markets Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

Martin Currie Emerging Markets Fund 2024 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18	Martin Currie Emerging Markets Fund 2024 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$21,898,275	$42,378,303	—	$64,276,578
Consumer Staples	1,722,595	12,361,346	—	14,083,941
Energy	8,438,848	16,807,350	—	25,246,198
Financials	44,934,207	77,453,318	—	122,387,525
Health Care	4,069,311	11,027,056	—	15,096,367
Industrials	8,861,393	14,355,685	—	23,217,078
Information Technology	62,377,429	108,454,813	—	170,832,242
Other Common Stocks	—	77,478,994	—	77,478,994
Total Long-Term Investments	152,302,058	360,316,865	—	512,618,923
Short-Term Investments†	1,100,612	—	—	1,100,612
Total Investments	$153,402,670	$360,316,865	—	$513,719,535

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Martin Currie Emerging Markets Fund 2024 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

20	Martin Currie Emerging Markets Fund 2024 Semi-Annual Report

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of March 31, 2024, there were $1,729,138 of capital gains tax liabilities accrued on unrealized gains.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC (“LMPFA”) prior to November 30, 2023) is the Fund’s investment manager and Martin Currie Inc. (“Martin Currie”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Martin Currie and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Martin Currie a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.

Martin Currie Emerging Markets Fund 2024 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 2.05%, 1.30%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class A shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended March 31, 2024, fees waived and/or expenses reimbursed amounted to $3,176, which included an affiliated money market fund waiver of $202.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires September 30, 2024	$77	$97	$38	$7,681	$7,178
Expires September 30, 2025	—	—	—	—	—
Expires September 30, 2026	—	—	—	—	—
Expires September 30, 2027	2,974	—	—	—	—
Total fee waivers/expense reimbursements subject to recapture	$3,051	$97	$38	$7,681	$7,178

For the six months ended March 31, 2024, FTFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed

22	Martin Currie Emerging Markets Fund 2024 Semi-Annual Report

percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended March 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $2,607 was earned by Investor Services.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$264
CDSCs	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$46,030,355
Sales	170,313,233

At March 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$477,080,993	$107,628,627	$(70,990,085)	$36,638,542

Martin Currie Emerging Markets Fund 2024 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

During the six months ended March 31, 2024, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$7,834	$9,868
Class C	26,622	2,432
Class FI	592	386
Class I	—	204,150
Class IS	—	966
Total	$35,048	$217,802

For the six months ended March 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,977
Class C	2
Class FI	0
Class I	135
Class IS	62
Total	$3,176

6. Distributions to shareholders by class

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
Net Investment Income:
Class A	$62,721	$29,925
Class C	19,007	—
Class FI	4,399	2,347
Class I	4,127,752	2,714,652
Class IS	2,286,183	1,153,124
Total	$6,500,062	$3,900,048

24	Martin Currie Emerging Markets Fund 2024 Semi-Annual Report

7. Shares of beneficial interest

At March 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	189,124	$2,208,774	409,662	$4,841,657
Shares issued on reinvestment	4,468	53,122	2,133	24,620
Shares repurchased	(143,479)	(1,684,122)	(463,785)	(5,591,179)
Net increase (decrease)	50,113	$577,774	(51,990)	$(724,902)

Class C
Shares sold	20,561	$239,750	386,029	$4,505,611
Shares issued on reinvestment	1,413	16,503	—	—
Shares repurchased	(271,467)	(3,125,535)	(102,186)	(1,198,284)
Net increase (decrease)	(249,493)	$(2,869,282)	283,843	$3,307,327

Class FI
Shares sold	3	$35	89,833	$1,005,939
Shares issued on reinvestment	364	4,354	202	2,336
Shares repurchased	(15,249)	(178,530)	(131,378)	(1,557,079)
Net decrease	(14,882)	$(174,141)	(41,343)	$(548,804)

Class I
Shares sold	6,542,685	$77,119,071	22,129,451	$264,393,775
Shares issued on reinvestment	274,791	3,297,494	213,460	2,482,537
Shares repurchased	(17,041,479)	(198,291,286)	(19,128,867)	(231,822,537)
Net increase (decrease)	(10,224,003)	$(117,874,721)	3,214,044	$35,053,775

Class IS
Shares sold	1,104,777	$12,934,684	4,183,363	$50,031,436
Shares issued on reinvestment	162,966	1,962,106	86,287	1,007,829
Shares repurchased	(1,709,860)	(20,351,012)	(5,030,444)	(60,194,285)
Net decrease	(442,117)	$(5,454,222)	(760,794)	$(9,155,020)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Martin Currie Emerging Markets Fund 2024 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended March 31, 2024. The following transactions were effected in such company for the six months ended March 31, 2024.

	Affiliate Value at September 30, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	—	$5,033,221	5,033,221	$3,932,609	3,932,609

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	—	$5,189	—	$1,100,612

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2024.

10. Deferred capital losses

As of September 30, 2023, the Fund had deferred capital losses of $80,944,948, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity

26	Martin Currie Emerging Markets Fund 2024 Semi-Annual Report

security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

Martin Currie Emerging Markets Fund 2024 Semi-Annual Report	27

Martin Currie

Emerging Markets Fund

Trustees

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Chair

Thomas F. Schlafly

Jane Trust

*	Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

Investment manager

Franklin Templeton Fund Adviser, LLC**

Subadviser

Martin Currie Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

**	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Martin Currie Emerging Markets Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Martin Currie Emerging Markets Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Martin Currie Emerging Markets Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.

* For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Legg Mason Funds

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

MCXX265347 5/24 SR24-4870

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 23, 2024